Trade Payables	12 Months Ended
Dec. 31, 2021
Trade Payables

25	Trade Payables

Accounting policy

Trade payables represent liabilities for goods and services that were provided to the Company before the end of the financial year which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. These amounts are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

(a)	Composition

	2021	2020
Trade payables	407,007	360,235
Related parties - note 20	4,811	9,887
	411,818	370,122